Investment Securities (Details 2) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Available-for-sale securities
Total OTTI charge realized and unrealized	$ 415	$ 415	$ 262	$ 4,310
OTTI recognized in other comprehensive income (non-credit component)	215	215	(35)	2,858
Net impairment losses recognized in earnings (credit component)	$ 200	$ 200	$ 297	$ 1,452